Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Expenses from transactions with related parties
Other expenses	$ (3)	$ (4)		$ (9)
Total	(244)	(250)		(233)
Income and gains from transactions with related parties
Other revenue	2	1		10
Total	303	295		289
LIABILITIES
Sub-total	482	421
Total	580	529
Amounts due to non-controlling interests, associates and joint ventures	135	124	[1]
Amounts receivable	73	77
Joint ventures where entity is venturer
LIABILITIES
Amounts receivable	20	25
Other related parties
LIABILITIES
Sub-total	9	10
Amounts receivable	$ 1	$ 1
Kinnevik | Principal shareholder
Disclosure of transactions between related parties [line items]
Shareholder Ownership Percentage	37.00%	37.00%
Miffin
Expenses from transactions with related parties
Purchases of goods and services				(167)
Income and gains from transactions with related parties
Sale of goods and services				261
Miffin | Entities with joint control or significant influence over entity
Expenses from transactions with related parties
Purchases of goods and services	$ (173)	$ (181)
Income and gains from transactions with related parties
Sale of goods and services	284	277
Guatemala joint ventures | Joint ventures where entity is venturer
LIABILITIES
Sub-total	315	273
Amounts due to non-controlling interests, associates and joint ventures	135
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Sub-total	143	135
EPM
Expenses from transactions with related parties
Purchases of goods and services				(22)
Income and gains from transactions with related parties
Sale of goods and services				18
EPM | Entities with joint control or significant influence over entity
LIABILITIES
Sub-total	14	3
Amounts receivable	5	3
EPM | Joint ventures where entity is venturer
Expenses from transactions with related parties
Purchases of goods and services	(40)	(36)
Income and gains from transactions with related parties
Sale of goods and services	17	18
Helios Towers Africa Ltd (HTA)
Expenses from transactions with related parties
Lease of towers and related services from HTA	(28)	(28)		$ (35)
LIABILITIES
Finance lease liabilities to tower companies(iii)	99	108
Amounts receivable	6	8
Ghana
LIABILITIES
Amounts receivable	$ 41	$ 40
Colombia | EPM
Disclosure of transactions between related parties [line items]
Percentage ownership help by non-controlling interest	50.00%
Cable Onda S.A
Disclosure of transactions between related parties [line items]
Percentage ownership help by non-controlling interest	20.00%

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.